Subsequent Events (Details)			12 Months Ended
	Apr. 24, 2026 USD ($) shares	Apr. 11, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Mar. 04, 2026 USD ($)	Mar. 04, 2026 CNY (¥)	Feb. 05, 2026 USD ($)	Feb. 05, 2026 CNY (¥)
Related Party [Member]
Subsequent Events [Line Items]
Advances from related parties | $			$ 328,896
Subsequent Event [Member] | XCMG Group Commercial Factoring (Xuzhou) Co., Ltd. [Member]
Subsequent Events [Line Items]
Short term loan				$ 220,217	¥ 1,540,000	$ 428,994	¥ 3,000,000
Loan bears interest rate				3.50%	3.50%	3.50%	3.50%
Accounts receivable totaling				$ 220,217	¥ 1,540,000	$ 428,994	¥ 3,000,000
Private Placement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares) | shares	1,300,000	1,300,000
Par value per share (in Dollars per share) | $ / shares		$ 0.0001
Purchase price per share (in Dollars per share) | $ / shares		$ 0.25
Aggregate gross proceeds | $	$ 325,000	$ 325,000